Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Fair Value Disclosures [Abstract]
Percentage of consolidated sale	28.00%	26.00%	24.00%
Bank indebtedness	$ 67.3
Long-term debt bearing interest at variable rates	8.2
Fixed-rate long-term debt	33.7
Fair value of fixed long-term debt and other long-term liabilities	36.3
Remaining fixed-rate long term debt	$ 18